Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000003588
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	A
Trading Symbol	AAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.93%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
AssetsNet	$ 924,149,014
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 2,398,939
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$924,149,014	994	38%	$2,398,939

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	46.4%
Registered Investments Companies	28.1%
Common Stock	18.9%
Short-Term Investments	5.2%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.0%
Mortgage-Backed Securities	19.0%
Collateralized Mortgage Obligations	9.4%
U.S. Government & Agencies	6.9%
Information Technology	6.5%
Asset-Backed Securities	6.3%
Financials	5.0%
Industrials	2.5%
Consumer Discretionary	2.3%
Health Care	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.2%
Thrivent Core High Yield Bond Fund	8.5%
Thrivent Core Emerging Markets Debt Fund	6.6%
U.S. Treasury Notes	2.8%
Thrivent International Large Cap ETF	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
NVIDIA Corporation	0.8%

C000003590
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	S
Trading Symbol	THYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[2]
AssetsNet	$ 924,149,014
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 2,398,939
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$924,149,014	994	38%	$2,398,939

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	46.4%
Registered Investments Companies	28.1%
Common Stock	18.9%
Short-Term Investments	5.2%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.0%
Mortgage-Backed Securities	19.0%
Collateralized Mortgage Obligations	9.4%
U.S. Government & Agencies	6.9%
Information Technology	6.5%
Asset-Backed Securities	6.3%
Financials	5.0%
Industrials	2.5%
Consumer Discretionary	2.3%
Health Care	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.2%
Thrivent Core High Yield Bond Fund	8.5%
Thrivent Core Emerging Markets Debt Fund	6.6%
U.S. Treasury Notes	2.8%
Thrivent International Large Cap ETF	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
NVIDIA Corporation	0.8%

[1]	Computed on an annualized basis for periods less than one year.
[2]	Computed on an annualized basis for periods less than one year.